Valuation of derivatives, interest cost from labor obligations and other financial items, net	9 Months Ended
Sep. 30, 2025
Valuation of derivatives, interest cost from labor obligations and other financial items, net [Abstract]
Valuation of derivatives, interest cost from labor obligations and other financial items, net
Note 11. Valuation of derivatives, interest cost from labor obligations and other financial items, net

Valuation of derivatives and other financial items are as follows:

	For the three-month period ended September 30,				For the nine-month period ended September 30,
	2025		2024		2025		2024

Gain in valuation of derivatives, net	Ps.	(2,243,326)	Ps.	7,534,273	Ps.	316,386	Ps.	5,165,037
Capitalized interest expense		417,835		408,908		1,107,471		1,133,273
Commissions		(311,332)		(283,297)		(1,036,648)		(814,363)
Interest cost of labor obligations		(4,432,098)		(3,773,999)		(13,325,841)		(11,286,102)
Contractual earn-out from business combination		—		—		—		14,856
Interest expense on taxes		(159,067)		16,251		(287,610)		(135,263)
Recognized dividend income		742,663		772,550		2,288,735		1,986,090
Impairment to notes receivable from joint venture		—		(704,553)		—		(3,730,438)
Loss on exchange of KPN shares		—		—		—		(2,461,000)
Payment of Tax Compensations		—		—		—		(293,365)
Allowance of doubtful accounts		—		(348,170)		(864,752)		(961,745)
Commissions and other interest		(105,148)		(498,622)		(1,185,053)		(1,263,019)
Gain on net monetary positions		480,419		5,211,676		3,682,929		24,344,026
Other financial cost		(299,582)		(612,698)		(1,122,078)		(1,156,845)
Total	Ps.	(5,909,636)	Ps.	7,722,319	Ps.	(10,426,461)	Ps.	10,541,142